UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset Institutional U.S. Treasury Reserves
Institutional Shares [CIIXX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Western Asset Institutional U.S. Treasury Reserves for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Institutional Shares[1]	$9	0.18%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
†	Annualized.
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$7,465,520,759
Total Number of Portfolio Holdings (reflects holdings of U.S. Treasury Reserves Portfolio)	55
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Reflects holdings of U.S. Treasury Reserves Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Institutional U.S. Treasury Reserves	PAGE 1	WIT0L-STSR-0426

Western Asset Institutional U.S. Treasury Reserves
Investor Shares [LTRXX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Western Asset Institutional U.S. Treasury Reserves for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Investor Shares[1]	$12	0.23%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
†	Annualized.
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$7,465,520,759
Total Number of Portfolio Holdings (reflects holdings of U.S. Treasury Reserves Portfolio)	55
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Reflects holdings of U.S. Treasury Reserves Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Institutional U.S. Treasury Reserves	PAGE 1	WIT0I-STSR-0426

Western Asset Institutional U.S. Treasury Reserves
Digital Institutional Shares [DIGXX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Western Asset Institutional U.S. Treasury Reserves for the period January 5, 2026, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Digital Institutional Shares1,[2]	$3	0.18%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
†	Annualized.
1	Amounts are for the period January 5, 2026 through February 28, 2026. Expenses for the full reporting period would have been higher.
2	The expense table reflects the expenses of both the feeder Fund and the master Fund.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$7,465,520,759
Total Number of Portfolio Holdings (reflects holdings of U.S. Treasury Reserves Portfolio)	55
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Reflects holdings of U.S. Treasury Reserves Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Institutional U.S. Treasury Reserves	PAGE 1	WIT0D-STSR-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Institutional U.S. Treasury Reserves
Financial Statements and Other Important Information
Semi-Annual  | February 28, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Notes to Financial Statements	19
Changes in and Disagreements with Accountants	24
Results of Meeting(s) of Shareholders	24
Remuneration Paid to Directors, Officers and Others	24
franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Statement of Assets and Liabilities (unaudited)
February 28, 2026

Assets:
Investment in U.S. Treasury Reserves Portfolio, at value	$7,471,199,805
Receivable for Fund shares sold	4,561
Prepaid expenses	102,565
Total Assets	7,471,306,931
Liabilities:
Distributions payable	4,575,891
Investment management fee payable	877,160
Payable for Fund shares repurchased	123,968
Service and/or distribution fees payable	100,624
Trustees’ fees payable	507
Accrued expenses	108,022
Total Liabilities	5,786,172
Total Net Assets	$7,465,520,759
Net Assets:
Par value (Note 5)	$74,659
Paid-in capital in excess of par value	7,465,753,208
Total distributable earnings (loss)	(307,108)
Total Net Assets	$7,465,520,759
Net Assets:
Institutional Shares	$4,734,113,442
Investor Shares	$2,731,307,317
Digital Institutional Shares	$100,000
Shares Outstanding:
Institutional Shares	4,734,349,927
Investor Shares	2,731,424,634
Digital Institutional Shares	100,000
Net Asset Value:
Institutional Shares	$1.00
Investor Shares	$1.00
Digital Institutional Shares	$1.00
See Notes to Financial Statements.

Western Asset Institutional U.S. Treasury Reserves 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended February 28, 2026

Investment Income:
Income from U.S. Treasury Reserves Portfolio	$152,010,441
Allocated expenses from U.S. Treasury Reserves Portfolio	(4,179,491)
Allocated waiver and/or expense reimbursements from U.S. Treasury Reserves Portfolio	3,861,929
Total Investment Income	151,692,879
Expenses:
Investment management fee (Note 2)	7,739,470
Service and/or distribution fees (Notes 2 and 3)	1,373,841
Legal fees	183,841
Trustees’ fees	106,957
Registration fees	85,078
Transfer agent fees (Note 3)	81,682
Insurance	24,806
Shareholder reports	13,656
Audit and tax fees	10,369
Fund accounting fees	4,270
Miscellaneous expenses	8,766
Total Expenses	9,632,736
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(2,322,942)
Net Expenses	7,309,794
Net Investment Income	144,383,085
Net Realized Gain on Investments From U.S. Treasury Reserves Portfolio	121,662
Increase in Net Assets From Operations	$144,504,747
See Notes to Financial Statements.
Western Asset Institutional U.S. Treasury Reserves 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2026 (unaudited) and the Year Ended August 31, 2025	2026	2025
Operations:
Net investment income	$144,383,085	$323,183,726
Net realized gain	121,662	106,148
Increase in Net Assets From Operations	144,504,747	323,289,874
Distributions to Shareholders From (Notes 1 and 4):
Total distributable earnings	(144,383,875)	(323,183,588)
Decrease in Net Assets From Distributions to Shareholders	(144,383,875)	(323,183,588)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares	18,002,343,973	36,052,137,002
Reinvestment of distributions	108,504,174	242,148,792
Cost of shares repurchased	(18,463,916,937)	(35,233,662,657)
Increase (Decrease) in Net Assets From Fund Share Transactions	(353,068,790)	1,060,623,137
Increase (Decrease) in Net Assets	(352,947,918)	1,060,729,423
Net Assets:
Beginning of period	7,818,468,677	6,757,739,254
End of period	$7,465,520,759	$7,818,468,677
See Notes to Financial Statements.

Western Asset Institutional U.S. Treasury Reserves 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Institutional Shares	2026[1]	2025	2024	2023	2022	2021[2]
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.019	0.043	0.052	0.042	0.004	0.000 [3]
Net realized gain (loss)[3]	0.000	0.000	0.000	0.000	(0.000)	(0.000)
Total income from operations	0.019	0.043	0.052	0.042	0.004	0.000 [3]
Less distributions from:
Net investment income	(0.019)	(0.043)	(0.052)	(0.042)	(0.004)	(0.000)[3]
Total distributions	(0.019)	(0.043)	(0.052)	(0.042)	(0.004)	(0.000)[3]
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[4]	1.88%	4.43%	5.34%	4.24%	0.41%	0.01%
Net assets, end of period (millions)	$4,734	$4,806	$4,519	$5,542	$4,530	$7,444
Ratios to average net assets:
Gross expenses[5,6]	0.32%[7]	0.32%	0.32%	0.31%	0.30%	0.31%
Net expenses[5,8,9]	0.18 [7]	0.18	0.18	0.18	0.12	0.09
Net investment income	3.76 [7]	4.34	5.22	4.27	0.38	0.01

[1]	For the six months ended February 28, 2026 (unaudited).
[2]	Per share amounts have been calculated using the average shares method.
[3]	Amount represents less than $0.0005 or greater than $(0.0005) per share.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Includes the Fund’s share of U.S. Treasury Reserves Portfolio’s allocated expenses.
[6]
The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by
U.S. Treasury Reserves Portfolio.

[7]	Annualized.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Institutional Shares did not exceed 0.18%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[9]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Institutional U.S. Treasury Reserves 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Investor Shares	2026[1]	2025	2024	2023	2022	2021[2]
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.018	0.043	0.052	0.041	0.004	0.000 [3]
Net realized gain (loss)[3]	0.000	0.000	0.000	0.000	(0.000)	(0.000)
Total income from operations	0.018	0.043	0.052	0.041	0.004	0.000 [3]
Less distributions from:
Net investment income	(0.018)	(0.043)	(0.052)	(0.041)	(0.004)	(0.000)[3]
Total distributions	(0.018)	(0.043)	(0.052)	(0.041)	(0.004)	(0.000)[3]
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[4]	1.85%	4.38%	5.29%	4.19%	0.38%	0.01%
Net assets, end of period (millions)	$2,731	$3,013	$2,239	$1,436	$3,884	$5,695
Ratios to average net assets:
Gross expenses[5,6]	0.42%[7]	0.42%	0.42%	0.42%	0.40%	0.41%
Net expenses[5,8,9]	0.23 [7]	0.23	0.23	0.23	0.14	0.09
Net investment income	3.72 [7]	4.28	5.16	3.80	0.29	0.01

[1]	For the six months ended February 28, 2026 (unaudited).
[2]	Per share amounts have been calculated using the average shares method.
[3]	Amount represents less than $0.0005 or greater than $(0.0005) per share.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Includes the Fund’s share of U.S. Treasury Reserves Portfolio’s allocated expenses.
[6]
The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by
U.S. Treasury Reserves Portfolio.

[7]	Annualized.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Investor Shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[9]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Institutional U.S. Treasury Reserves 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Digital Institutional Shares	2026[1]
Net asset value, beginning of period	$1.000
Income from operations:
Net investment income	0.005
Net realized gain (loss)[2]	0.000
Total income from operations	0.005
Less distributions from:
Net investment income	(0.005)
Total distributions	(0.005)
Net asset value, end of period	$1.000
Total return[3]	0.54%
Net assets, end of period (000s)	$100
Ratios to average net assets:
Gross expenses[4,5,6]	27.32%
Net expenses[4,6,7,8]	0.18
Net investment income[6]	3.55

[1]	For the period January 5, 2026 (inception date) to February 28, 2026 (unaudited).
[2]	Amount represents less than $0.0005 or greater than $(0.0005) per share.
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Includes the Fund’s share of U.S. Treasury Reserves Portfolio’s allocated expenses.
[5]
The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by
U.S. Treasury Reserves Portfolio.

[6]	Annualized.
[7]	Reflects fee waivers and/or expense reimbursements.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Digital Institutional Shares did not exceed 0.18%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

See Notes to Financial Statements.
Western Asset Institutional U.S. Treasury Reserves 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Institutional U.S. Treasury Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.
The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (44.5% at February 28, 2026) in the net assets of the Portfolio.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
(b) Investment transactions and investment income. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders. The Fund also pays certain other expenses which can be directly attributed to the Fund.
(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Western Asset Institutional U.S. Treasury Reserves 2026 Semi-Annual Report

(d) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150
Since the Fund invests all of its investable assets in the Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by the Portfolio.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
Western Asset Institutional U.S. Treasury Reserves 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares, Investor Shares and Digital Institutional Shares did not exceed 0.18%, 0.23% and 0.18%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ (the “Board”) consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
During the six months ended February 28, 2026, fees waived and/or expenses reimbursed amounted to $2,322,942.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Investor Shares calculated at the annual rate of 0.10% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended February 28, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Institutional Shares	—	$46,188
Investor Shares	$1,373,841 †	31,426
Digital Institutional Shares††	—	4,068
Total	$1,373,841	$81,682

†
Amount shown is exclusive of waivers. For the six months ended February 28, 2025, the service and/or distribution fees waived amounted to $686,921 for Investor Shares. The Board has determined that, until
December 31, 2026, service and/or distribution fees shall not exceed 0.05% of average daily net assets attributable to Investor Shares. This arrangement cannot be terminated prior to December 31, 2026 without the
Board’s consent. Additional amounts may be voluntarily waived or reduced from time to time.

††	For the period January 5, 2026 (inception date) to February 28, 2026 (unaudited).

Western Asset Institutional U.S. Treasury Reserves 2026 Semi-Annual Report

For the six months ended February 28, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Institutional Shares	$1,046,446
Investor Shares	1,272,422
Digital Institutional Shares†	4,074
Total	$2,322,942

†	For the period January 5, 2026 (inception date) to February 28, 2026 (unaudited).
4. Distributions to shareholders by class

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Net Investment Income:
Institutional Shares	$93,334,912	$212,387,075
Investor Shares	51,048,428	110,796,513
Digital Institutional Shares†	535	—
Total	$144,383,875	$323,183,588

†	For the period January 5, 2026 (inception date) to February 28, 2026 (unaudited).
5. Shares of beneficial interest
At February 28, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Institutional Shares
Shares sold	12,075,175,618	26,633,654,964
Shares issued on reinvestment	57,470,755	131,352,279
Shares repurchased	(12,204,336,808)	(26,478,209,524)
Net increase (decrease)	(71,690,435)	286,797,719
Investor Shares
Shares sold	5,927,068,355	9,418,482,038
Shares issued on reinvestment	51,033,419	110,796,513
Shares repurchased	(6,259,580,129)	(8,755,453,133)
Net increase (decrease)	(281,478,355)	773,825,418
Western Asset Institutional U.S. Treasury Reserves 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Digital Institutional Shares†
Shares sold	100,000	—
Shares issued on reinvestment	—	—
Shares repurchased	—	—
Net increase	100,000	—

†	For the period January 5, 2026 (inception date) to February 28, 2026 (unaudited).
Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.
6. Deferred capital losses
As of August 31, 2025, the Fund had deferred capital losses of $457,701, which have no expiration date, that will be available to offset future taxable capital gains.
7. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Schedule of Investments of the Portfolio provides details of investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.

Western Asset Institutional U.S. Treasury Reserves 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset Institutional U.S. Treasury Reserves

Schedule of Investments (unaudited)
February 28, 2026
 U.S. Treasury Reserves Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.0%
U.S. Treasury Bills — 70.6%
U.S. Treasury Bills	2.505%	3/3/26	$587,960,000	$587,840,471 (a)
U.S. Treasury Bills	3.070%	3/5/26	808,200,000	807,865,285 (a)
U.S. Treasury Bills	3.350%	3/10/26	1,311,750,000	1,310,566,240 (a)
U.S. Treasury Bills	3.447%	3/12/26	413,500,000	413,039,582 (a)
U.S. Treasury Bills	3.542%	3/17/26	920,000,000	918,509,933 (a)
U.S. Treasury Bills	3.482%	3/19/26	150,000,000	149,733,000 (a)
U.S. Treasury Bills	3.597%	3/24/26	810,000,000	808,119,991 (a)
U.S. Treasury Bills	3.594%	3/26/26	100,000,000	99,748,819 (a)
U.S. Treasury Bills	3.555%	3/31/26	750,000,000	747,777,919 (a)(b)
U.S. Treasury Bills	3.614%	4/2/26	741,300,000	738,924,439 (a)
U.S. Treasury Bills	3.655%	4/7/26	185,000,000	184,309,795 (a)
U.S. Treasury Bills	3.637%	4/9/26	610,100,000	607,716,392 (a)
U.S. Treasury Bills	3.669%	4/14/26	470,000,000	467,916,600 (a)
U.S. Treasury Bills	3.633%	4/16/26	609,000,000	606,207,650 (a)
U.S. Treasury Bills	3.685%	4/21/26	520,000,000	517,325,898 (a)
U.S. Treasury Bills	3.659%	4/23/26	475,000,000	472,481,470 (a)
U.S. Treasury Bills	3.565%	4/28/26	300,000,000	298,305,999 (a)(b)
U.S. Treasury Bills	3.646%	4/30/26	375,000,000	372,762,501 (a)
U.S. Treasury Bills	3.699%	5/7/26	315,000,000	312,875,542 (a)
U.S. Treasury Bills	3.615%	5/12/26	100,000,000	99,292,200 (a)
U.S. Treasury Bills	3.697%	5/14/26	431,300,000	428,094,505 (a)
U.S. Treasury Bills	3.643%	5/19/26	149,500,000	148,332,073 (a)
U.S. Treasury Bills	3.686%	5/21/26	250,000,000	247,975,000 (a)
U.S. Treasury Bills	3.669%	5/26/26	100,000,000	99,144,778 (a)
U.S. Treasury Bills	3.698%	5/28/26	325,000,000	322,134,805 (a)
U.S. Treasury Bills	3.634%	7/23/26	100,000,000	98,592,000 (a)

Total U.S. Treasury Bills				11,865,592,887
U.S. Treasury Notes — 29.4%
U.S. Treasury Notes	0.750%	3/31/26	87,000,000	86,760,182
U.S. Treasury Notes	4.500%	3/31/26	31,000,000	31,007,814
U.S. Treasury Notes	0.750%	4/30/26	107,300,000	106,706,002
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.150%)	3.793%	4/30/26	491,500,000	491,507,582 (c)
U.S. Treasury Notes	4.875%	4/30/26	110,000,000	110,165,888
U.S. Treasury Notes	0.875%	6/30/26	86,300,000	85,374,770
U.S. Treasury Notes	4.625%	6/30/26	33,000,000	33,080,633
U.S. Treasury Notes	4.500%	7/15/26	100,000,000	100,324,840
U.S. Treasury Notes	1.875%	7/31/26	206,600,000	205,033,001
See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2026 Semi-Annual Report

 U.S. Treasury Reserves Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Notes — continued
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.182%)	3.825%	7/31/26	$340,000,000	$340,022,833 (c)
U.S. Treasury Notes	4.375%	7/31/26	409,000,000	410,071,296
U.S. Treasury Notes	0.750%	8/31/26	51,000,000	50,264,787
U.S. Treasury Notes	3.750%	8/31/26	150,000,000	150,089,380
U.S. Treasury Notes	3.500%	9/30/26	100,000,000	99,882,650
U.S. Treasury Notes	4.625%	10/15/26	100,000,000	100,600,715
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.205%)	3.848%	10/31/26	522,500,000	522,703,138 (c)
U.S. Treasury Notes	1.250%	11/30/26	50,000,000	49,099,402
U.S. Treasury Notes	1.625%	11/30/26	52,000,000	51,256,754
U.S. Treasury Notes	4.250%	11/30/26	104,500,000	105,017,122
U.S. Treasury Notes	1.250%	12/31/26	90,000,000	88,331,640
U.S. Treasury Notes	4.250%	12/31/26	92,000,000	92,523,352
U.S. Treasury Notes	4.125%	1/31/27	55,000,000	55,261,384
U.S. Treasury Notes	1.125%	2/28/27	35,000,000	34,177,031
U.S. Treasury Notes	1.875%	2/28/27	74,800,000	73,573,000
U.S. Treasury Notes	4.125%	2/28/27	34,000,000	34,185,240
U.S. Treasury Notes	4.250%	3/15/27	63,660,000	64,125,298
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.160%)	3.803%	4/30/27	616,700,000	616,820,522 (c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.159%)	3.802%	7/31/27	200,000,000	199,882,293 (c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.190%)	3.833%	10/31/27	542,700,000	543,186,517 (c)

Total U.S. Treasury Notes				4,931,035,066
Total Investments — 100.0% (Cost — $16,796,627,953#)				16,796,627,953
Liabilities in Excess of Other Assets — (0.0)%††				(3,378,157)
Total Net Assets — 100.0%				$16,793,249,796

††	Represents less than 0.1%.
#	Aggregate cost for federal income tax purposes is substantially the same.
(a)	Rate shown represents yield-to-maturity.
(b)	Securities traded on a when-issued or delayed delivery basis.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Financial Statements.
U.S. Treasury Reserves Portfolio 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
February 28, 2026

Assets:
Investments, at value	$16,796,627,953
Cash	500,056,291
Receivable for securities sold	67,250,000
Interest receivable	27,141,099
Prepaid expenses	25,600
Total Assets	17,391,100,943
Liabilities:
Payable for securities purchased	597,460,167
Trustees’ fees payable	12,272
Accrued expenses	378,708
Total Liabilities	597,851,147
Total Net Assets	$16,793,249,796
Represented by:
Paid-in capital	$16,793,249,796
See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended February 28, 2026

Investment Income:
Interest	$342,976,536
Expenses:
Investment management fee (Note 2)	8,717,540
Trustees’ fees	233,574
Legal fees	213,713
Fund accounting fees	136,700
Custody fees	54,519
Audit and tax fees	15,954
Shareholder reports	24
Miscellaneous expenses	62,204
Total Expenses	9,434,228
Less: Fee waivers and/or expense reimbursements (Note 2)	(8,717,540)
Net Expenses	716,688
Net Investment Income	342,259,848
Net Realized Gain on Investments	213,068
Increase in Net Assets From Operations	$342,472,916
See Notes to Financial Statements.
U.S. Treasury Reserves Portfolio 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2026 (unaudited) and the Year Ended August 31, 2025	2026	2025
Operations:
Net investment income	$342,259,848	$822,742,149
Net realized gain	213,068	251,822
Increase in Net Assets From Operations	342,472,916	822,993,971
Capital Transactions:
Proceeds from contributions	37,274,317,875	73,211,157,941
Value of withdrawals	(38,161,064,100)	(73,708,113,214)
Decrease in Net Assets From Capital Transactions	(886,746,225)	(496,955,273)
Increase (Decrease) in Net Assets	(544,273,309)	326,038,698
Net Assets:
Beginning of period	17,337,523,105	17,011,484,407
End of period	$16,793,249,796	$17,337,523,105
See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2026 Semi-Annual Report

Financial Highlights

For the years ended August 31:
	2026[1]	2025	2024	2023	2022	2021
Net assets, end of period (millions)	$16,793	$17,338	$17,011	$15,171	$17,407	$22,601
Total return[2]	1.97%	4.61%	5.52%	4.42%	0.52%	0.10%
Ratios to average net assets:
Gross expenses	0.11%[3]	0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[4,5]	0.01 [3]	0.01	0.01	0.01	0.01	0.01
Net investment income	3.93 [3]	4.51	5.38	4.32	0.46	0.10

[1]	For the six months ended February 28, 2026 (unaudited).
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.
[4]
The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee.
Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
U.S. Treasury Reserves Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
U.S. Treasury Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue beneficial interests in the Portfolio. At February 28, 2026, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

U.S. Treasury Reserves Portfolio 2026 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$16,796,627,953	—	$16,796,627,953

†	See Schedule of Investments for additional detailed categorizations.
(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and
U.S. Treasury Reserves Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(d) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the investment manager.
(e) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.
(f) Compensating balance arrangements. The Portfolio had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be  managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2025, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.

U.S. Treasury Reserves Portfolio 2026 Semi-Annual Report

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.
FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio.
As a result of the investment management agreement between FTFA and the feeder fund, FTFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
During the six months ended February 28, 2026, fees waived and/or expenses reimbursed amounted to $8,717,540.
FTFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Derivative instruments and hedging activities
During the six months ended February 28, 2026, the Portfolio did not invest in derivative instruments.
4. Operating segments
The Portfolio operates as a single operating segment, which is an investment portfolio. A management group assigned to the Portfolio within the Portfolio’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Portfolio’s operating results and allocating resources in accordance with the Portfolio’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
U.S. Treasury Reserves Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Portfolio’s Schedule of Investments provides details of the Portfolio’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.

U.S. Treasury Reserves Portfolio 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
U.S. Treasury Reserves Portfolio

(This page intentionally left blank.)

(This page intentionally left blank.)

Western Asset
Institutional U.S. Treasury Reserves
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
BNY Mellon Investment
Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Institutional U.S. Treasury Reserves
The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.
Western Asset Institutional U.S. Treasury Reserves
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings available to shareholders on its website at www.franklintempleton.com.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-800-625-4554 or 1-203-703-6002, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Institutional U.S. Treasury Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90066-SFSOI 4/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	April 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	April 27, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 27, 2026